BANK AND OTHER BORROWINGS (Details Narrative)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)
Line of Credit Facility [Line Items]
Interest expense				$ 4,327	$ 5,221	$ 13,814	$ 10,201	$ 14,325	$ 11
Interest Expense, Debt						$ 13,814	$ 10,201
Non-Financial Institutions [Member]
Line of Credit Facility [Line Items]
Interest expense								12,789
Bank and Financial Institutions [Member]
Line of Credit Facility [Line Items]
Interest expense								1,536
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Principal amount		$ 139,000									¥ 910,000
Interest rate		interest at the base Loan Prime Rate of 3.85% plus 0.4%.
Maturity date		Jul. 21, 2023
Huaneng Guicheng Trust Co., Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount	$ 115,000							$ 115,000		¥ 750,000
Interest rate	interest at the base Loan Prime Rate of 3.85% plus 8.75%.
Maturity date	Dec. 21, 2022
Huaneng Guicheng Trust Co., Ltd [Member] | R M B [Member]
Line of Credit Facility [Line Items]
Principal amount | ¥										¥ 750,000
Hua Hui (Shenzhen) Education Management Ltd [Member]
Line of Credit Facility [Line Items]
Principal amount			$ 199,000									¥ 1,300,000
Interest rate			The loan bears interest at the rate of 0.7% per month.
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Principal amount		$ 141,000
Interest rate		interest at the base Loan Prime Rate of 3.85% plus 0.4%.
Maturity date		Jul. 21, 2023
China Construction Bank [Member] | R M B [Member]
Line of Credit Facility [Line Items]
Principal amount | ¥											¥ 910,000